Available-For-Sale Investments	12 Months Ended
Mar. 31, 2012
Available-For-Sale Investments [Abstract]
AVAILABLE-FOR-SALE INVESTMENTS
7.	AVAILABLE-FOR-SALE INVESTMENTS

The following is a summary of available-for-sale debt and equity securities, which are all non-restricted, as of March 31, 2012 and 2011:

	Cost		Net unrealized gains (losses)		Fair values
	2012 US$	2011 US$	2012 US$	2011 US$	2012 US$	2011 US$
Current assets:
Unlisted investments	2,000,000	—	—	—	2,000,000	—
Listed equity securities	3,138	3,129	2,928	3,563	6,066	6,692

	2,003,138	3,129	2,928	3,563	2,006,066	6,692
Non-current assets:
Unlisted investments	1,000,000	3,000,000	33,800	9,200	1,033,800	3,009,200

	3,003,138	3,003,129	36,728	12,763	3,039,866	3,015,892

As of March 31, 2012 and 2011, investments totaling US$2,335 and US$2,294 were in unrealized loss positions of US$1,952 and US$1,913 respectively. During the fiscal years ended March 31, 2012, 2011 and 2010, no significant gain or loss was recognized on the disposal of the Company’s available-for-sale debt securities.

The fair values of listed equity securities are based on quoted market prices at the balance sheet date.

Unlisted investments which have terms from 1 to 3 years are measured at fair value using a price quoted by a third party, such as broker or bank, at the balance sheet date.

The net unrealized gains (losses) consisted of gross unrealized gains as at the fiscal years ended March 31, 2012, 2011 and 2010 of US$38,680, US$14,676 and US$3,530, respectively, and gross unrealized losses as at the fiscal years ended March 31, 2012, 2011 and 2010 of US$1,952, US$1,913 and US$3,770, respectively.

The proceeds from the disposal of available-for-sale investments for the fiscal years ended March 31, 2012, 2011 and 2010 were US$9,000,000, US$15,986,532 and US$31,962,236, respectively.